Revenue - Schedule of Revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 794,733	£ 654,757	£ 446,298
Contract liabilities	104,101	176,997
Less than 1 year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	64,838	121,735
1 to 2 years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	17,758	22,656
Later than two years and not later than three years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	11,823	13,631
More than 3 years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	9,682	18,975
Time and materials contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	646,237	522,857	337,084
Fixed price contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	148,496	131,900	109,214
Payments and Financial Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	416,007	331,842	226,391
TMT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	173,927	163,534	121,045
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	204,799	159,381	98,862
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	309,365	270,844	187,045
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	258,112	228,112	140,085
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	182,551	138,005	107,978
RoW
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 44,705	£ 17,796	£ 11,190